Basis of preparation and statement of compliance - Significant Investments In Subsidiaries (Details) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 EUR (€) entity	Dec. 31, 2023
General principles and statement of compliance
Number of entities being consolidated | entity	2
Hepalys Pharma, Inc
General principles and statement of compliance
Proportion of ownership interest	14.64%	15.00%
Inventiva Inc.
General principles and statement of compliance
Percent of ownership interest	100.00%
Non-controlling interest | €	€ 0